AMCAP Fund®
Investment portfolio
November 30, 2020
unaudited
Common stocks 94.43% Information technology 22.57%	Shares	Value (000)
Microsoft Corp.	14,215,408	$3,043,092
Broadcom Inc.	4,728,004	1,898,672
Mastercard Inc., Class A	3,737,126	1,257,580
ASML Holding NV	2,821,132	1,224,423
PayPal Holdings, Inc.[1]	4,583,587	981,438
Autodesk, Inc.[1]	2,952,025	827,246
ServiceNow, Inc.[1]	1,333,770	712,967
Ceridian HCM Holding Inc.[1]	6,471,196	623,953
Accenture PLC, Class A	2,020,387	503,258
FleetCor Technologies, Inc.[1]	1,683,854	446,575
Micron Technology, Inc.[1]	6,840,633	438,416
Adobe Inc.[1]	869,744	416,146
Visa Inc., Class A	1,716,408	361,046
EPAM Systems, Inc.[1]	983,780	317,102
Advanced Micro Devices, Inc.[1]	3,232,192	299,495
Atlassian Corp. PLC, Class A1	1,285,257	289,247
Applied Materials, Inc.	3,504,267	289,032
Amphenol Corp., Class A	2,058,163	269,228
SS&C Technologies Holdings, Inc.	3,357,252	231,281
Nice Ltd. (ADR)[1]	880,400	214,571
Apple Inc.	1,684,125	200,495
Taiwan Semiconductor Manufacturing Company, Ltd.	11,565,000	194,965
Trimble Inc.[1]	2,822,169	168,963
Qorvo, Inc.[1]	1,033,543	161,936
NetApp, Inc.	2,997,055	159,773
Intel Corp.	3,196,871	154,569
DocuSign, Inc.[1]	612,582	139,595
Kingdee International Software Group Co. Ltd.	39,758,000	138,749
Alteryx, Inc., Class A1	1,136,875	136,243
Fair Isaac Corp.[1]	287,529	135,938
Snowflake Inc., Class A1,2	377,500	123,005
Zoom Video Communications, Inc., Class A1	252,063	120,577
MongoDB, Inc., Class A1	289,149	83,075
Global Payments Inc.	418,000	81,589
Avalara, Inc.[1]	461,371	79,240
Intuit Inc.	182,000	64,068
SVMK Inc.[1]	2,594,046	55,201
salesforce.com, inc.[1]	205,409	50,490
Bentley Systems, Inc., Class B1	1,350,000	47,615
Vontier Corp.[1]	1,419,894	47,098
Coupa Software Inc.[1]	137,905	45,358
Okta, Inc., Class A1	180,654	44,267
RealPage, Inc.[1]	563,366	38,867
Vertex, Inc., Class A1	1,509,811	38,108
Paylocity Holding Corp.[1]	169,825	33,388
Paycom Software, Inc.[1]	77,420	32,290
Enphase Energy, Inc.[1,2]	235,320	32,138
AMCAP Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
GoDaddy Inc., Class A1	255,238	$20,302
Square, Inc., Class A1	92,000	19,408
VeriSign, Inc.[1]	83,781	16,817
		17,308,895
Health care 21.17%
Abbott Laboratories	20,628,990	2,232,469
UnitedHealth Group Inc.	6,164,754	2,073,453
Thermo Fisher Scientific Inc.	3,119,439	1,450,477
Amgen Inc.	4,774,488	1,060,127
Gilead Sciences, Inc.	13,635,700	827,278
BioMarin Pharmaceutical Inc.[1,3]	10,379,011	816,828
PerkinElmer, Inc.[3]	6,136,683	816,179
Humana Inc.	1,559,266	624,517
Zimmer Biomet Holdings, Inc.	4,162,682	620,739
Centene Corp.[1]	9,414,860	580,426
Stryker Corp.	2,373,582	553,994
Insulet Corp.[1]	1,925,383	496,190
Edwards Lifesciences Corp.[1]	5,750,945	482,447
Zoetis Inc., Class A	2,787,986	447,137
Integra LifeSciences Holdings Corp.[1,3]	5,546,619	303,566
Vertex Pharmaceuticals Inc.[1]	1,307,168	297,708
Eli Lilly and Company	1,883,060	274,268
Sarepta Therapeutics, Inc.[1]	1,839,738	259,145
Seagen Inc.[1]	1,519,643	258,810
IQVIA Holdings Inc.[1]	1,351,083	228,320
West Pharmaceutical Services, Inc.	727,494	200,177
Penumbra, Inc.[1]	813,075	180,421
Danaher Corp.	745,244	167,404
Haemonetics Corp.[1]	1,408,550	158,955
Baxter International Inc.	1,963,462	149,361
AstraZeneca PLC	1,219,265	126,867
PRA Health Sciences, Inc.[1]	962,208	107,960
Royalty Pharma PLC, Class A	2,333,956	99,427
Anthem, Inc.	308,606	96,137
Mettler-Toledo International Inc.[1]	69,339	79,743
AmerisourceBergen Corp.	693,970	71,555
Guardant Health, Inc.[1]	306,466	37,119
Genmab A/S1	76,000	29,157
Nevro Corp.[1]	90,000	14,513
GoodRx Holdings, Inc., Class A1,2	266,200	10,036
		16,232,910
Communication services 15.27%
Netflix, Inc.[1]	6,242,980	3,063,430
Alphabet Inc., Class A1	805,835	1,413,757
Alphabet Inc., Class C1	718,169	1,264,509
Facebook, Inc., Class A1	8,854,568	2,452,450
Comcast Corp., Class A	16,224,977	815,143
Tencent Holdings Ltd.	10,198,618	740,780
Charter Communications, Inc., Class A1	1,041,364	678,959
Activision Blizzard, Inc.	6,903,910	548,723
Match Group, Inc.[1]	1,400,974	195,029
Electronic Arts Inc.[1]	1,434,917	183,310
Cable One, Inc.	87,653	173,612
AMCAP Fund — Page 2 of 8

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
IAC/Interactivecorp.[1]	649,079	$92,163
New York Times Co., Class A	1,996,635	85,675
		11,707,540
Consumer discretionary 11.63%
Amazon.com, Inc.[1]	618,055	1,958,023
Hilton Worldwide Holdings Inc.	8,882,873	920,532
NIKE, Inc., Class B	5,736,411	772,695
Burlington Stores, Inc.[1]	3,258,320	712,073
Alibaba Group Holding Ltd.[1]	19,241,348	648,904
Williams-Sonoma, Inc.	3,540,159	387,541
Booking Holdings Inc.[1]	145,800	295,748
Darden Restaurants, Inc.	2,498,891	269,830
Galaxy Entertainment Group Ltd.	34,380,000	261,696
LVMH Moët Hennessy-Louis Vuitton SE	436,373	251,363
Thor Industries, Inc.	2,397,065	231,341
TopBuild Corp.[1]	1,212,641	211,278
Caesars Entertainment, Inc.[1]	3,000,000	204,360
Marriott International, Inc., Class A	1,598,318	202,779
NVR, Inc.[1]	45,726	182,775
Helen of Troy Ltd.[1]	892,128	180,201
Wyndham Hotels & Resorts, Inc.	2,755,061	158,416
Starbucks Corp.	1,610,000	157,812
Home Depot, Inc.	519,125	144,011
CarMax, Inc.[1]	1,397,811	130,667
Five Below, Inc.[1]	800,000	125,120
Wynn Resorts, Ltd.	1,067,441	107,278
Chipotle Mexican Grill, Inc.[1]	78,000	100,576
TJX Companies, Inc.	1,579,173	100,293
Royal Caribbean Cruises Ltd.	1,209,518	95,322
EssilorLuxottica[1]	417,184	60,388
Industria de Diseño Textil, SA	726,377	24,131
Las Vegas Sands Corp.	336,932	18,771
		8,913,924
Industrials 9.22%
CSX Corp.	13,298,062	1,197,490
Old Dominion Freight Line, Inc.	4,565,303	928,400
TransDigm Group Inc.	1,286,640	745,209
Woodward, Inc.[3]	4,038,332	451,607
Stanley Black & Decker, Inc.	2,140,605	394,535
Caterpillar Inc.	2,154,810	374,053
General Dynamics Corp.	1,844,560	275,485
Equifax Inc.	1,638,822	273,519
Fortive Corp.	3,549,735	248,943
Northrop Grumman Corp.	758,749	229,339
Waste Management, Inc.	1,747,055	208,127
Raytheon Technologies Corp.	2,729,131	195,733
L3Harris Technologies, Inc.	993,658	190,772
Air Lease Corp., Class A	4,326,952	158,237
Copart, Inc.[1]	1,190,911	137,491
Airbus SE, non-registered shares[1]	1,214,609	127,107
NIBE Industrier AB, Class B1	4,323,900	121,799
Union Pacific Corp.	528,800	107,918
United Rentals, Inc.[1]	464,341	105,396
AMCAP Fund — Page 3 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Armstrong World Industries, Inc.	1,212,784	$93,457
Safran SA1	607,828	88,673
Waste Connections, Inc.	791,267	82,276
Otis Worldwide Corp.	1,187,692	79,504
AMETEK, Inc.	658,766	78,084
Cummins Inc.	304,433	70,376
Masco Corp.	1,298,160	69,672
Carrier Global Corp.	857,784	32,656
		7,065,858
Financials 4.91%
S&P Global Inc.	1,779,497	625,991
JPMorgan Chase & Co.	4,560,211	537,558
Aon PLC, Class A	2,451,736	502,336
First Republic Bank	3,322,637	430,481
SVB Financial Group[1]	645,764	222,698
Stifel Financial Corp.	2,525,396	175,010
CME Group Inc., Class A	993,316	173,860
Arch Capital Group Ltd.[1]	5,262,201	169,417
HDFC Bank Ltd.[1]	8,405,503	163,539
Berkshire Hathaway Inc., Class B1	678,456	155,305
AIA Group Ltd.	12,134,400	132,991
Kotak Mahindra Bank Ltd.[1]	4,200,000	108,159
MSCI Inc.	259,508	106,248
London Stock Exchange Group PLC	948,740	102,526
The Blackstone Group Inc., Class A	649,805	38,696
Intercontinental Exchange, Inc.	307,782	32,474
Bank of America Corp.	1,132,295	31,885
Everest Re Group, Ltd.	116,708	26,531
Marsh & McLennan Companies, Inc.	223,783	25,654
		3,761,359
Consumer staples 4.01%
Constellation Brands, Inc., Class A	3,496,090	719,635
Costco Wholesale Corp.	1,828,615	716,397
Estée Lauder Companies Inc., Class A	1,742,069	427,364
Lamb Weston Holdings, Inc.	5,362,999	388,174
Herbalife Nutrition Ltd.[1,3]	7,076,427	339,032
Philip Morris International Inc.	2,431,103	184,156
Chocoladefabriken Lindt & Sprüngli AG	1,123	99,850
Keurig Dr Pepper Inc.	2,995,753	91,221
Reckitt Benckiser Group PLC	830,800	72,923
Church & Dwight Co., Inc.	424,285	37,239
		3,075,991
Energy 2.64%
EOG Resources, Inc.	25,718,715	1,205,693
Concho Resources Inc.	8,502,217	488,708
Diamondback Energy, Inc.	5,997,315	239,653
Pioneer Natural Resources Company	888,339	89,349
		2,023,403
AMCAP Fund — Page 4 of 8

unaudited
Common stocks (continued) Real estate 1.41%	Shares	Value (000)
Equinix, Inc. REIT	538,358	$375,661
SBA Communications Corp. REIT	1,166,796	335,080
American Tower Corp. REIT	1,304,272	301,548
Alexandria Real Estate Equities, Inc. REIT	427,494	69,994
		1,082,283
Materials 1.11%
Linde PLC	935,676	239,926
Sherwin-Williams Company	225,327	168,461
Valvoline Inc.	7,388,530	168,385
Celanese Corp.	1,167,435	150,984
Air Products and Chemicals, Inc.	172,186	48,236
PPG Industries, Inc.	278,994	40,948
Newmont Corp.	652,382	38,373
		855,313
Utilities 0.49%
NextEra Energy, Inc.	4,023,432	296,084
DTE Energy Company	342,193	43,051
Ørsted AS	199,000	35,845
		374,980
Total common stocks (cost: $40,734,996,000)		72,402,456
Short-term securities 5.53% Money market investments 5.53%
Capital Group Central Cash Fund 0.11%[3,4]	42,351,802	4,235,604
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[4,5]	1,200,000	1,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.01%[4,5]	1,200,000	1,200
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.02%[4,5]	600,000	600
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.01%[4,5]	489,453	489
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.02%[4,5]	200,000	200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.01%[4,5]	100,000	100
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[4,5]	9,497	10
Total short-term securities (cost: $4,238,712,000)		4,239,403
Total investment securities 99.96% (cost: $44,973,708,000)		76,641,859
Other assets less liabilities 0.04%		29,061
Net assets 100.00%		$76,670,920
AMCAP Fund — Page 5 of 8

unaudited
Investments in affiliates3

	Value of affiliates at 3/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 11/30/2020 (000)	Dividend income (000)
Common stocks 3.56%
Health care 2.53%
BioMarin Pharmaceutical Inc.[1]	$960,131	$10,145	$36,245	$4,376	$(121,579)	$816,828	$—
PerkinElmer, Inc.	558,941	14,076	65,235	23,615	284,782	816,179	1,386
Integra LifeSciences Holdings Corp.[1]	289,389	—	350	(8)	14,535	303,566	—
						1,936,573
Industrials 0.59%
Woodward, Inc.	268,898	96,965	489	162	86,071	451,607	985
Old Dominion Freight Line, Inc.[6]	950,728	—	415,287	142,481	250,478	—	2,768
						451,607
Consumer staples 0.44%
Herbalife Nutrition Ltd.[1]	231,334	—	2,413	(1,177)	111,288	339,032	—
Energy 0.00%
Concho Resources Inc.[6]	692,451	—	89,362	(89,301)	(25,080)	—	5,365
Total common stocks						2,727,212
Short-term securities 5.52%
Money market investments 5.52%
Capital Group Central Cash Fund 0.11%[4]	5,191,122	6,650,207	7,609,749	10,176	(6,152)	4,235,604	14,589
Total 9.08%				$90,324	$594,343	$6,962,816	$25,093
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,483,000, which represented .04% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 11/30/2020.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Unaffiliated issuer at 11/30/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
AMCAP Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
AMCAP Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2020, all of the fund’s investments were classified as Level 1.
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-002-0121O-S78055	AMCAP Fund — Page 8 of 8